Income Taxes (Tables)	12 Months Ended
Feb. 01, 2014
Schedule of significant components of deferred tax assets and liabilities

	Deferred tax asset (liability)
	February 1, 2014		February 2, 2013
The Michaels Companies, Inc. (In millions)
	Current	Noncurrent	Current	Noncurrent

Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards	$—	$9	$—	$10
Merchandise inventories	(10)	—	(12)	—
Accrued expenses	11	1	13	1
State income taxes	(1)	4	(1)	3
Vacation accrual	8	—	7	—
Share-based compensation	—	22	—	29
Deferred rent	2	15	2	14
Other deferred tax assets	7	4	4	3
State valuation allowance	—	(9)	—	(10)
Bonus accrual	—	2	—	3
Gift cards	5	—	4	—
Property and equipment	—	(25)	—	(29)
Foreign taxes	—	—	1	—
Workers' compensation	19	—	19	—
Cancellation of debt income	—	(40)	—	(39)
Original issue discount related to cancellation of debt income-	—	41	—	41
Other deferred tax (liabilities) assets	(3)	2	(4)	2

	$38	$26	$33	$28

Net deferred tax assets		$64		$61

Schedule of federal, state and international income tax provision

	The Michaels Companies, Inc			Michaels Stores, Inc
	Fiscal year			Fiscal year
	2013	2012	2011	2013	2012	2011

	(In millions)			(In millions)
Federal:
Current	$114	$92	$46	$125	$92	$46
Deferred	(1)	(7)	18	—	(7)	18

Total federal income tax provision	113	85	64	125	85	64
State:
Current	15	10	13	15	10	13
Deferred	(4)	1	1	(4)	1	1

Total state income tax provision	11	11	14	11	11	14
International:
Current	11	20	22	11	20	22
Deferred	1	(1)	—	1	(1)	—

Total international income tax provision	12	19	22	12	19	22

Total income tax provision	$136	$115	$100	$148	$115	$100

Schedule of reconciliation between the actual income tax provision and the income tax provision (benefit) calculated by applying the federal statutory tax rate

	Fiscal year
(In millions)	2013	2012	2011

Income tax provision at statutory rate	$133	$111	$91
State income taxes, net of federal income tax effect	8	6	7
Federal tax credits	(1)	—	(2)
Unrecognized tax benefits	—	(1)	1
State valuation allowance	(1)	—	—
Other	(3)	(1)	3

Total income tax provision	$136	$115	$100

Schedule of reconciliation of gross unrecognized tax benefits, including reduction of deferred tax assets for state operating losses

(In millions)	Fiscal year 2013

Balance at February 2, 2013	$14
Additions based on tax positions related to the current year	1
Reductions for tax positions related to prior years	—
Reductions for expiration of statute of limitations	(3)

Balance at February 1, 2014	$12

Michaels Stores Inc
Schedule of significant components of deferred tax assets and liabilities

	Deferred tax asset (liability)
	February 1, 2014		February 2, 2013
Michaels Stores, Inc. (In millions)
	Current	Noncurrent	Current	Noncurrent

Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards	$—	$9	$—	$10
Merchandise inventories	(10)	—	(12)	—
Accrued expenses	11	1	13	1
State income taxes	(1)	4	(1)	3
Vacation accrual	8	—	7	—
Share-based compensation	—	22	—	29
Deferred rent	2	15	2	14
Other deferred tax assets	7	4	4	3
State valuation allowance	—	(9)	—	(10)
Bonus accrual	—	2	—	3
Gift cards	5	—	4	—
Property and equipment	—	(25)	—	(29)
Foreign taxes	—	—	1	—
Workers' compensation	19	—	19	—
Cancellation of debt income	—	(40)	—	(39)
Original issue discount related to cancellation of debt income	—	41	—	41
Other deferred tax (liabilities) assets	(3)	2	(4)	2

	$38	$26	$33	$28

Net deferred tax assets		$64		$61